Share capital - Schedule of Shares Redeemed Under Buyback Program (Details) - USD ($) $ / shares in Units, $ in Millions					6 Months Ended	12 Months Ended
	Sep. 19, 2025	Aug. 20, 2025	Jun. 23, 2025	Mar. 19, 2025	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Total number of shares purchased (in shares)	866,512	560,100	1,717,181	1,360,537	0	4,504,330
Average price paid per share (in USD per share)	$ 173.33	$ 178.20	$ 145.59	$ 183.75		$ 166.51
Approximate dollar value of shares that may yet be purchased under the program (in millions)	$ 750.0	$ 900.2	$ 500.0	$ 750.0	$ 750.0